COMMITMENTS AND CONTINGENCIES - Capital commitments (Details) ¥ in Thousands	Dec. 31, 2025 CNY (¥)
COMMITMENTS AND CONTINGENCIES
Less than 1 year	¥ 368,139
2-3 years	10,908
Total	379,047
Factory and office building construction commitments
COMMITMENTS AND CONTINGENCIES
Less than 1 year	166,842
2-3 years	10,908
Total	177,750
Fixed assets purchasing commitment
COMMITMENTS AND CONTINGENCIES
Less than 1 year	201,297
Total	¥ 201,297